CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss)/income	¥ 80,920	¥ 31,690	¥ (169,686)
Adjustments to reconcile net (loss) / income to net cash generated from operating activities:
Depreciation and amortization	19,237	14,210	8,557
Change of fair value of contingent consideration in a business combination	379	1,144	731
Allowance for other doubtful accounts		32	318
Share-based compensation expense			177,764
Deferred income taxes	(6,097)	(3,083)	(5,902)
Foreign currency exchange loss	469	169	903
Loss on disposal of property and equipment	55
Changes in operating assets and liabilities, net of effect of an acquisition and disposals:
Decrease/(increase) in accounts receivable	(23,216)	786	23,134
Decrease in amounts due from related parties			2,231
(Increase)/decrease in prepaid expenses and other current assets	(7,898)	1,650	(5,952)
Decrease/(increase) in other non-current assets	(2,831)	8,846	6,168
Increase in contract liabilities	33,675	42,681	35,443
Increase/(decrease) in accounts payable	(3,143)	794	2,685
Increase in amounts due to a related party	413
Increase/(decrease) in income tax payable	9,322	(3,766)	1,622
(Decrease)/increase in deferred revenue from governments	4,319	6,822	(1,696)
Increase/(decrease) in accrued expenses and other payables	16,868	(289)	14,343
Net cash generated from operating activities	122,472	101,686	90,663
Cash flows from investing activities
Acquisition of subsidiaries, net of cash received			(21,649)
Payments for purchase of property and equipment	(22,306)	(32,026)	(71,103)
Payments for purchase of intangible assets	(1,635)	(1,551)	(873)
Proceeds from sale of property and equipment		79
Advances to and expense paid on behalf of related parties	(1,938)	(9,783)	(55,922)
Repayments from advances to related parties	5,300	34,307	24,447
Loans to related parties		(9,600)
Repayments from loans to related parties	3,500
Repayments from loans to an ex-management	3,500
Loans to employees	(450)	(2,900)
Repayments from loans to employees	250
Loans to third parties	(7,080)
Payment for school deposits for capital expenditures guarantee	(10,000)
Placement of time deposits	(95,800)
Withdrawal of time deposits	95,800
Net cash used in investing activities	(30,859)	(21,474)	(125,100)
Cash flows from financing activities:
Proceeds from issuance of restricted shares of the Parent			27,149
Dividend paid	(42,300)		(27,880)
Borrowings from a related party			9,467
Repayments of borrowings from a related party	(10,933)
Advances from related parties	374	24,008	26,017
Payments for advances from related parties	(49)	(18,038)
Net proceeds from borrowings under financing arrangements	93,460	28,736
Repayments of principal amount of borrowings under financing arrangements	(25,607)	(9,570)
Net proceeds from a bank loan	17,568
Repayments of a bank loan	(17,568)
Payment of contingent consideration		(9,344)
Deemed distribution to the Parent	(42,300)
Payments for initial public offering costs	(9,320)	(1,150)
Net cash generated from / (used in) financing activities	(36,675)	14,642	34,753
Effect of exchange rate changes on cash			(76)
Net increase in cash and restricted cash	54,938	94,854	240
Cash at beginning of year	153,418	58,564	58,324
Cash and restricted cash at end of year	208,356	153,418	58,564
Supplemental disclosures of cash flow information
Income tax paid	8,366	10,855	14,465
Interests paid	4,151	1,030
Supplemental disclosures of non-cash investing and financing activities
Payable for purchase of property and equipment	489	890	781
Payables for initial public offering costs	2,737
Payable for declared dividends	157,663		52,734
Consideration payable for the acquisition of subsidiaries			37,852
Settlement of consideration payable with amounts due from former shareholder of the acquired subsidiary	826	¥ 10,344
Consideration receivables for disposal of subsidiaries			¥ 4,165
Deemed distribution to the Parent	¥ 46,783